Loan Agreements	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Loan Agreements [Abstract]
LOAN AGREEMENTS

NOTE 7 – LOAN AGREEMENTS

Term Loans

The Company entered into three separate loan agreements with Hexagon during 2010.  All three loans bear annual interest of 15% and mature on December 31, 2013.

Effective January 29, 2010, the Company entered into a $4.5 million loan agreement, with an original maturity date of December 1, 2010.  Effective March 25, 2010, the Company entered into a $6.00 million loan agreement, with an original maturity date of December 1, 2010.  Effective April 14, 2010, the Company entered into a $15 million loan agreement, with an original maturity date of December 1, 2010.  All three loan agreements have similar terms, including customary representations and warranties and indemnification, and require the Company to repay the loans with the proceeds of the monthly net revenues from the production of the acquired properties.  The loans contain cross collateralization and cross default provisions and are collateralized by mortgages against a portion of the Company’s developed and undeveloped leasehold acreage as well as all related equipment purchased in the Wilke Field, Albin Field, and State Line Field acquisitions.

We entered into a loan modification agreement on May 28, 2010, which extended the maturity date of the loans to December 1, 2011.  In consideration for extending the maturity of the loans, Hexagon received 250,000 warrants with an exercise price of $6.00 per share.  The loan modification agreement also required the Company to issue 250,000 five year warrants to purchase common stock at $6.00 per share to Hexagon if the Company did not repay the loans in full by January 1, 2011. Since the loans were not paid in full by January 1, 2011, the Company issued 250,000 additional warrants with an exercise price of $6.00 per share to Hexagon which was valued at approximately $1.60 million.  This amount was recorded as a deferred financing cost and is being amortized over the remaining term of the loan.

In December 2010, Hexagon extended the maturity date of the loans to September 1, 2011.  During the last six months of 2011, Hexagon agreed to temporarily suspend for five months the requirement to remit monthly net revenues in the total amount of approximately $2.00 million as payment on the loans. In November 2011, Hexagon extended the maturity to January 1, 2013.  In November 2011, Hexagon also temporarily advanced the Company an additional amount of $0.31 million, which was repaid in full in February 2012.  In March 2012, Hexagon extended the maturity of the loans to June 30, 2013, and in connection there with, the Company agreed to make minimum monthly note payments of $0.33 million, effective immediately.  In July 2012, Hexagon extended the maturity date to September 30, 2013. In November 2012, Hexagon extended the maturity date of the loans to December 31, 2013.

As of September 30, 2012, the total debt outstanding under these facilities is $20.29 million, of which $0.87 million is the current portion of long term debt.

The Company is subject to certain non-financial covenants with respect to the Hexagon loan agreements.  As of September 30, 2012, the Company was in compliance with all covenants under the facilities.  If any of the covenants are violated, and the Company is unable to negotiate a waiver or amendment thereof, the lender would have the right to declare an event of default and accelerate all principal and interest outstanding.

Convertible Debentures Payable

In February 2011, the Company completed a private placement of $8.40 million aggregate principal amount of Debentures.  Initially, the Debentures were convertible at any time at the holders' option into shares of our common stock at $9.40 per share, subject to certain adjustments, including the requirement to reset the conversion price based upon any subsequent equity offering at a lower price per share amount. Interest on the Debentures is payable quarterly on each May 15, August 15, November 15 and February 15 in cash or at the Company's option in shares of common stock, valued at 95% of the volume weighted average price of the common stock for the 10 trading days prior to an interest payment date.  The Company can redeem some or all of the Debentures at any time.  The redemption price is 115% of principal plus accrued interest.  If the holders of the Debentures elect to convert the Debentures, following notice of redemption, the conversion price will include a make-whole premium equal to the remaining interest through the 18 month anniversary of the original issue date of the Debentures, payable in common stock. T.R. Winston & Company LLC acted as placement agent for the private placement and received $0.40 million of Debentures equal to 5% of the gross proceeds from the sale.  The Company is amortizing the $0.40 million over the life of the loan as deferred financing costs.  The Company amortized $0.13 million of deferred financing costs into interest expense during the nine months ended September 30, 2012, and has $0.18 million of deferred financing costs to be amortized through February 2014.

In December, 2011, the Company agreed to amend the Debentures to lower the conversion price to $4.25 from $9.40 per share. This amendment was an inducement consideration to the Debenture holders for their agreement to release a mortgage on certain properties so the properties could be sold. The sale of these properties was effective December 31, 2011, and a final closing occurred during the three months ended March 31, 2012.

On March 19, 2012, the Company entered into agreements with some of its existing Debenture holders to increase the amount of its Debentures by up to an additional $5.0 million (the “Supplemental Debentures”).  Under the terms of the Supplemental Debenture agreements, proceeds derived from the issuance of Supplemental Debentures are to be used principally for the development of certain of the Company's proved undeveloped properties, and other undeveloped leases currently targeted by the Company for exploration, as well as for other general corporate purposes. Any new producing properties that are developed from the proceeds of Supplemental Debentures are to be pledged as collateral under a mortgage to secure future payment of the Debentures and Supplemental Debentures. All terms of the Supplemental Debentures are substantively identical to the Debentures.  The Agreements also provided for the payment of additional consideration to the purchasers of Supplemental Debentures in the form of a proportionately reduced, 5% carried working interest in any properties developed with the proceeds of the Supplemental Debenture offering.

Through July 2012, we received $3.04 million of proceeds from the issuance of Supplemental Debentures, which were used for the drilling and development of six new wells, resulting in a total investment of $3.69 million.  Five of these wells resulted in commercial production, and one well was plugged and abandoned.

In August 2012, the Company and certain holders of the Supplemental Debentures agreed to renegotiate the terms of the Supplemental Debenture offering.  These negotiations concluded with the issuance of an additional $1.96 million of Supplemental Debentures.  The August 2012 modifications to the Supplemental Debenture agreements increased the carried working interest from 5% to 10% and also provided for a one-year, proportionately reduced net profits interest of 15% in the properties developed with the proceeds of the Supplemental Debenture offering, as well as the next four properties to be drilled and developed by the Company.

The Company has estimated the total value of consideration paid to Supplemental Debenture holders in the form of the modified net profits interest and carried working interest to be approximately $1.16 million, and recorded this amount as a debt discount to be amortized over the remaining life of the Supplemental Debentures.

We periodically engage a third party valuation firm to complete a valuation of the conversion feature associated with the Debentures, and with respect to September 30, 2012, the Supplemental Debentures.  This valuation resulted in an estimated derivative liability as of September 30, 2012 and December 31, 2011 of $1.3 million and $1.3 million, respectively.  The portion of the derivative liability that is associated with the Supplemental Debentures, in the approximate amount of $0.70 million, has been recorded as a debt discount, and is being amortized over the remaining life of the Supplemental Debentures.

During the nine and three months ended September 30, 2012, the Company amortized $1.65 million and $0.71 million, respectively of debt discounts.

On September 8, 2012, the Company issued 50,000 shares, valued at $0.23 million, to T.R. Winston & Company LLC for acting as a placement agent of the Supplemental Debentures.  The Company is amortizing the $0.23 million over the life of the loan as deferred financing costs.  The Company amortized $0.01 million of deferred financing costs into interest expense during the nine months ended September 30, 2012, and has $0.22 million of deferred financing costs to be amortized through February 2014.

As of September 30, 2012 and December 31, 2011, the convertible debt is recorded as follows:

	As of	As of
	September 30, 2012	December 31, 2011
Convertible debentures	$13,400,000	$8,400,000
Debt discount	(3,804,947)	(3,470,932)
Total convertible debentures, net	$9,595,053	$4,929,068

Annual debt maturities as of September 30, 2012 are as follows:

Year 1	$873,142
Year 2	32,819,197
Thereafter	-
Total	$33,692,339

Interest Expense

For the three months ended September 30, 2012 and 2011, the Company incurred interest expense of approximately $2.15 million and $2.14 million, respectively, of which approximately $1.29 million and $1.50 million, respectively, were non-cash interest expense and amortization of the deferred financing costs, accretion of the convertible debentures payable discount, and convertible debentures payable interest paid in stock.

For the nine months ended September 30, 2012 and 2011, the Company incurred interest expense of approximately $6.32 million and $6.12 million, respectively, of which approximately $3.8 million and $3.70 million, respectively, were non-cash interest expense and amortization of the deferred financing costs, accretion of the convertible debentures payable discount, and convertible debentures payable interest paid in stock.

NOTE 7 - LOAN AGREEMENTS

Term Notes

The Company entered into three separate loan agreements with Hexagon Investments, LLC (“Hexagon”) during 2010. All three loans bear annual interest of 15% and mature on June 30, 2013.

Effective January 29, 2010, the Company entered into a $4.5 million loan agreement, with an original maturity date of December 1, 2010. Effective March 25, 2010, the Company entered into a $6.0 million loan agreement, with an original maturity date of December 1, 2010. Effective April 14, 2010, the Company entered into a $15.0 million loan agreement, with an original maturity date of December 1, 2010. All three loan agreements have similar terms, including customary representations and warranties and indemnification, and require the Company to repay the notes with the proceeds of the monthly net revenues from the production of the acquired properties. The loans contain cross collateralization and cross default provisions and are collateralized by mortgages against a portion of the Company’s developed and undeveloped leasehold acreage as well as all related equipment purchased in the Wilke Field, Albin Field, and State Line Field acquisitions.

The Company entered into a loan modification agreement on May 28, 2010, which extended the maturity date of the loans to December 1, 2011. In consideration for extending the maturity of the loans, Hexagon received 250,000 warrants with an exercise price of $6.00 per share. The loan modification agreement also required the Company to issue 250,000 five year warrants to purchase common stock at $6.00 per share to Hexagon if the Company did not repay the loans in full by January 1, 2011. Since the loans were not paid in full by January 1, 2011, the Company issued 250,000 additional warrants with an exercise price of $6.00 per share to Hexagon which was valued at approximately $1,600,000. This amount was recorded as a deferred financing cost and is being amortized over the remaining term of the loan.

In December 2010, Hexagon extended the maturity to September 1, 2011. During the last half of 2011, Hexagon agreed to temporarily suspend for five months the requirement to remit monthly net revenues in the total amount of approximately $2 million as payment on the notes. In November 2011, Hexagon extended the maturity to January 1, 2013.  In March 2012, Hexagon agreed to extend the maturity of the notes to June 30, 2013, and in connection there with, the Company agreed to make minimum monthly note payments of $325,000, effective immediately.  In November 2011, Hexagon also temporarily advanced the Company an additional amount of $309,000, which was repaid in full in February 2012.

The Company is subject to certain financial and non-financial covenants with respect to the Hexagon loan agreements. As of December 31, 2011, the Company was in compliance with all covenants under the facilities. If any of the covenants are violated, and the Company is unable to negotiate a waiver or amendment thereof, the lender would have the right to declare an event of default and accelerate all principal and interest outstanding.

Convertible Notes Payable

In February 2011, the Company completed a private placement of $8,400,000 aggregate principal amount of three year 8% Senior Secured Convertible Debentures (the "Debentures") with a group of accredited investors. Initially, the Debentures were convertible at any time at the holders' option into shares of Recovery Energy common stock at $9.40 per share, subject to certain adjustments, including the requirement to reset the conversion price based upon any subsequent equity offering at a lower price per share amount. Interest on the Debentures is payable quarterly on each May 15, August 15, November 15 and February 15 in cash or at the Company's option in shares of common stock, valued at 95% of the volume weighted average price of the common stock for the 10 trading days prior to an interest payment date. The Company can redeem some or all of the Debentures at any time. The redemption price is 115% of principal plus accrued interest. If the holders of the Debentures elect to convert the Debentures, following notice of redemption, the conversion price will include a make-whole premium equal to the remaining interest through the 18 month anniversary of the original issue date of the Debentures, payable in common stock. T.R. Winston & Company LLC acted as placement agent for the private placement and received $400,000 of Debentures equal to 5% of the gross proceeds from the sale.  The Company is amortizing the $400,000 over the life of the loan as deferred financing costs.  The Company amortized $88,888 of deferred financing costs into interest expense during the year ended December 31, 2011 and has $311,112 of deferred financing costs to be amortized over a straight-line basis until January 2014.

In December, 2011, the Company agreed to amend the Debentures to lower the conversion price to $4.25 from $9.40 per share. Therefore, the Debenture are currently convertible into shares of common stock. This amendment was consideration to the Debenture holders in exchange for their agreement to release a mortgage on certain properties so the properties could be sold. The sale of these properties was completed effective December 31, 2011.

The Company engaged a third party valuation firm to complete a valuation of both the conversion feature and the inducement. This valuation resulted in an estimate of the inducement expense of $2.8 million and estimate of the derivative liability as of December 31, 2011 of $1.3 million. A previous independent valuation of the derivative liability estimated the derivative liability as of March 31, 2011 at approximately $5.1 million. The reduction in the derivative value from $5.1 million as of March 31, 2011 to $1.3 million as of December 31, 2011 resulted in a derivative gain of $3.8 million during the year ended December 31, 2011. As of December 31, 2011, the convertible debt is recorded as follows:

As of December 31, 2011
Convertible debt	8,400,000
Debt discount	(3,470,932)
Total convertible debt, net	4,929,068

Annual debt maturities for our debt under our term notes and convertible notes payable obligations as of December 31, 2011 are as follows:

2012	1,150,966
2013	20,129,670
2014	8,400,000
Thereafter	--
Total	29,680,636

Interest Expense

For the years ending December 31, 2011 and December 31, 2010, the Company incurred interest expense of approximately $8,218,000 and $6,600,000, respectively, of which approximately $5.0 million and $4.0 million, respectively, were non-cash interest expense related to the amortization of the deferred financing costs, accretion of the convertible notes payable discount, and convertible notes payable interest paid in stock.